Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes:
Federal						$ 465,000
State						450,000
Current taxes					$ 0	915,000
Deferred taxes:
Federal						1,888,000
State						0
Income tax expense (benefit)		$ 7,683,000	$ (6,246,000)	$ 9,189,000	$ 3,145,000	$ 2,803,000
Predecessor
Current taxes:
Federal	$ 0						$ 0
State	221,000						127,000
Current taxes	221,000						127,000
Deferred taxes:
Federal	0						0
State	9,000						(11,000)
Income tax expense (benefit)	$ 230,000						$ 116,000